As filed with the Securities and Exchange Commission on May 26, 2023
1933 Act Registration File No. 333-270257

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Explanatory Note: The sole purpose of this Post-Effective Amendment No. 1 is to file the final tax opinion of Godfrey & Kahn,S.C. as an exhibit.

PART C

OTHER INFORMATION

Item 15. Indemnification:

Reference is made to Article X of the Registrant’s Amended and Restated Declaration of Trust, filed as Exhibit 1(b) hereto, which is set forth below:

Section 10.01 Limitation of Liability.

Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or the Shareholders for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee or as an officer of the Trust, provided that nothing contained herein or in the Delaware Act shall protect any Trustee or any officer of the Trust against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer of the Trust hereunder.

Section 10.02 Indemnification.

(a)    Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)    every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)    the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)    No indemnification shall be provided hereunder to a Covered Person:

(i)    who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)    in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)    The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)    Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Section 10.03 Shareholders.

In case any Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits:

(1)		Declaration of Trust.
a.
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

b.
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 744 to its Registration Statement on Form N-1A with the SEC on September 25, 2020, and is incorporated by reference.

(2)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 26, 2023, and is incorporated by reference.

(3)		Not Applicable.
(4)
Agreement and Plan of Reorganization was previously filed as Exhibit A to Form 497 to the Registrant’s Registration Statement on Form N-1A with the SEC on April 5, 2023 and is incorporated herein by reference.

(5)		Reference is made to Exhibits (1) and (2) herein.

(6)	a.
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

b.
First Amendment to Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

c.
Second Amendment to Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

(7)	a.
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 755 to its Registration Statement on Form N-1A with the SEC on January 25, 2021, and is incorporated by reference.

b.
First Amendment to Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

c.
Distribution Agreement (effective September 30, 2021) was previously filed with Registrant’s Post-Effective Amendment No. 793 to its Registration Statement on Form N-1A with the SEC on January 26, 2022, and is incorporated by reference.

d.
First Amendment to Novated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

(8)		Bonus or Profit Sharing Contracts — Not Applicable.
(9)	a.	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.
b.
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A with the SEC on January 28, 2019, and is incorporated by reference.

c.
Second Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

d.
Third Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

(10)
a.
Amended and Restated Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

b.
Amended and Restated Shareholder Servicing Plan was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

c.
Amended and Restated Rule 18f-3 Plan was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

(11)		Opinion and Consent of Counsel was previously filed with Registrant’s Registration Statement on Form N-1A with the SEC on March 3, 2023, and is incorporated by reference.
(12)		Opinion of Counsel Regarding Certain Tax Matters — Filed Herewith.
(13)	a.
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A with the SEC on January 28, 2019, and is incorporated by reference.

Second Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

Third Amendment to Fund Administration Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

b.
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A with the SEC on January 28, 2019, and is incorporated by reference.

Second Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

Third Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

c.
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A with the SEC on January 28, 2019, and is incorporated by reference.

Second Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 774 to its Registration Statement on Form N-1A with the SEC on June 29, 2021, and is incorporated by reference.

Third Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 833 to its Registration Statement on Form N-1A with the SEC on April 28, 2023, and is incorporated by reference.

(14)		Consent of Independent Registered Public Accounting Firm was previously filed with Registrant’s Registration Statement on Form N-1A with the SEC on March 3, 2023, and is incorporated by reference.
(15)		Not Applicable.
(16)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 26, 2023, and is incorporated by reference.
a.
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated by reference.

b.
Code of Ethics for Adviser was previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.

	c.	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 17. Undertakings

1.    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant in the City of Milwaukee and State of Wisconsin, on the 26th day of May, 2023.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
Chairperson, President, Principal Executive Officer and Interested Trustee

As required by the Securities Act of 1933, as amended, this Port_effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on May 26, 2023.

Signature	Title
/s/ John P. Buckel John P. Buckel	Chairperson, President, Principal Executive Officer and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Vincent P. Lyles* Vincent P. Lyles	Independent Trustee
Erik K. Olstein* Erik K. Olstein	Independent Trustee
Lisa Zúñiga Ramírez* Lisa Zúñiga Ramírez	Independent Trustee
Gregory M. Wesley* Gregory M. Wesley	Independent Trustee
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 25, 2023, and is incorporated by reference.